Property, plant and equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance			$ 100,301
Write-down of equipment	$ 65		65		$ 200
Balance	106,048		106,048		100,301
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			211,721	185,055	185,055
Asset additions			10,966		19,557
Property purchase option acquired			2,000		7,108
Change in decommissioning provision			(110)		1
Reclassification
Balance	224,577		224,577		211,721
Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			111,420	104,507	104,507
Depreciation/depletion for the year			7,044		6,709
Write-down of equipment			65		204
Balance	118,529		118,529		111,420
Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			100,301
Balance	106,048		106,048		100,301
Mining interests [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			104,362	67,571	67,571
Asset additions			6,489		5,233
Property purchase option acquired
Change in decommissioning provision			(110)		(37)
Reclassification					31,595
Balance	110,741		110,741		104,362
Mining interests [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			34,848	31,410	31,410
Depreciation/depletion for the year			4,439		3,438
Write-down of equipment
Balance	39,287		39,287		34,848
Mining interests [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			69,514
Balance	71,454		71,454		69,514
Non-producing properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			58,467	77,390	77,390
Asset additions					5,526
Property purchase option acquired			2,000		7,108
Change in decommissioning provision					38
Reclassification					(31,595)
Balance	60,467		60,467		58,467
Non-producing properties [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			50,502	50,502	50,502
Depreciation/depletion for the year
Write-down of equipment
Balance	50,502		50,502		50,502
Non-producing properties [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			7,965
Balance	9,965		9,965		7,965
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			48,808	40,013	40,013
Asset additions			4,467		8,795
Property purchase option acquired
Change in decommissioning provision
Reclassification
Balance	53,275		53,275		48,808
Plant and equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			26,031	22,566	22,566
Depreciation/depletion for the year			2,599		3,261
Write-down of equipment			65		204
Balance	28,695		28,695		26,031
Plant and equipment [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			22,777
Balance	24,580		24,580		22,777
Corporate Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			84	81	81
Asset additions			10		3
Property purchase option acquired
Change in decommissioning provision
Reclassification
Balance	94		94		84
Corporate Office equipment [Member] | Accumulated depreciation and depletion [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			39	$ 29	29
Depreciation/depletion for the year			6		10
Write-down of equipment
Balance	45		45		39
Corporate Office equipment [Member] | Carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			45
Balance	$ 49		$ 49		$ 45